Financial Assets and Financial Liabilities - Schedule of Financial Liabilities with Significant Estimation Uncertainty (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Financial Liabilities
Total financial liabilities	$ 25,773,779	$ 32,098,324
NanoMab Contingent Consideration [Member]
Financial Liabilities
Total financial liabilities	5,553,207	6,732,691
Diaprost Contingent Consideration [Member]
Financial Liabilities
Total financial liabilities	8,896,384	10,169,916
TRIMT Contingent Consideration [Member]
Financial Liabilities
Total financial liabilities	7,758,256	8,423,667
Pivalate Contingent Consideration [Member]
Financial Liabilities
Total financial liabilities	2,025,134	2,159,226
NeoIndicate Contingent Consideration [Member]
Financial Liabilities
Total financial liabilities		1,870,454
Pharma15 Contingent Consideration [Member]
Financial Liabilities
Total financial liabilities		1,134,164
MD Anderson Contingent Consideration [Member]
Financial Liabilities
Total financial liabilities	1,540,798	1,608,206
Advance Payment Liability [Member]
Financial Liabilities
Total financial liabilities
Pharma15 Deferred Consideration [Member]
Financial Liabilities
Total financial liabilities